Financial Instruments - Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financial liabilities measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	¥ 64,394	¥ 82,471
Financial liabilities measured at fair value through profit or loss | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	13,673	7,120
Financial liabilities measured at fair value through profit or loss | Contingent considerations
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	41,664	67,294
Financial liabilities measured at fair value through profit or loss | Finance leases
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	369,459	179,411
Financial liabilities measured at fair value through profit or loss | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	9,057	8,057
Financial liabilities measured at fair value through profit or loss | Trade and Other Payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	318,816	327,394
Derivative hedging instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	38,916	1,625
Derivative hedging instruments | Derivative financial instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	38,916	1,625
Financial liabilities at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	103,310	84,096
Financial liabilities at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	52,589	8,745
Financial liabilities at fair value | Contingent considerations
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	41,664	67,294
Financial liabilities at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	9,057	8,057
Financial liabilities not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,803,645	6,281,664
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	369,459
Financial liabilities not measured at fair value | Lease liabilities | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	369,459
Financial liabilities not measured at fair value | Finance leases
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		179,411
Financial liabilities not measured at fair value | Finance leases | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		179,411
Financial liabilities not measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	22,066	23,908
Financial liabilities not measured at fair value | Other | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	22,066	23,908
Financial liabilities not measured at fair value | Trade and Other Payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	318,816	327,394
Financial liabilities not measured at fair value | Trade and Other Payables | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	318,816	327,394
Financial liabilities not measured at fair value | Bonds and Loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,093,304	5,750,951
Financial liabilities not measured at fair value | Bonds and Loans | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,093,304	5,750,951
Financial assets at fair value through other comprehensive income
Disclosure of financial assets and liabilities [Line Items]
Financial assets	127,455	168,732
Financial assets at fair value through other comprehensive income | Equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	127,455	168,732
Financial assets measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial assets	128,472	16,063
Financial assets measured at fair value through profit or loss | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	25,509	4,590
Financial assets measured at fair value through profit or loss | Investment in convertible notes
Disclosure of financial assets and liabilities [Line Items]
Financial assets	9,418	9,865
Financial assets measured at fair value through profit or loss | Investment in debt securities
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,029	1,608
Financial assets measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	92,516
Derivative hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	120	3,725
Derivative hedging instruments | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	120	3,725
Financial assets measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	256,047	188,520
Financial assets measured at fair value | Equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	127,455	168,732
Financial assets measured at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	25,629	8,315
Financial assets measured at fair value | Investment in convertible notes
Disclosure of financial assets and liabilities [Line Items]
Financial assets	9,418	9,865
Financial assets measured at fair value | Investment in debt securities
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,029	1,608
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	92,516
Financial assets not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,416,515	1,470,493
Financial assets not measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial assets	21,896	26,493
Financial assets not measured at fair value | Trade and Other Receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	757,005	741,907
Financial assets not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	¥ 637,614	¥ 702,093